Divestiture of Subsidiary (Summary of Net Gain in Connection with Divestiture) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Adjusted net sale price	$ 148,900	$ 148,871	$ 148,871
2.0 technology, net of amortization		739,973	840,714	1,053,019
Other		(9,855)	(9,855)
Net gain on divestiture		46,866	46,866
2.0 Technology [Member]
2.0 technology, net of amortization		16,903	16,903
2GIG [Member]
2GIG assets (including cash of $3,383), net of liabilities		$ (109,053)	$ (109,053)